UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Chesapeake Asset Management LLC

Address:  One Rockefeller Plaza
          Suite 1210
          New York, New York  10020

13F File Number: 028-04687

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Cathaleen Lindsay
Title:    13F Compliance Officer
Phone:    (212) 218-4040


Signature, Place and Date of Signing:

 /s/ Cathaleen Lindsay             New York, NY              February 14, 2007
-----------------------      -------------------------      -------------------
      [Signature]                  [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              0

Form 13F Information Table Entry Total:        96

Form 13F Information Table Value Total:  $189,560
                                         (thousands)


List of Other Included Managers:  None

                                                  CHESAPEAKE ASSET MANAGEMENT, LLC

                                                     FORM 13F INFORMATION TABLE
                                                        AS OF DATE: 12/31/06
COLUMN 1                      COLUMN 2        COLUMN 3   COLUMN 4    COLUMN 5   COLUMN 6             COLUMN 7      COLUMN 8
                                                                                INVESTMENT DISCRETN             VOTING AUTHORITY
                                                           FAIR      SHARES OR               SHARED
                              TITLE            CUSSIP     MARKET     PRINCIPAL  SOLE  SHARED  OTHER  OTHER   SOLE    SHARED   NONE
NAME OF ISSUER                OF CLASS         NUMBER      VALUE      AMOUNT     (A)   (B)     (C)   MGRS.    (A)     (B)      (C)
------------------------------------------------------------------------------------------------------------------------------------
AT&T INC                      COM             00206R102     526,188    14,719    X                            2,227           12,492
ADVO INC                      COM             007585102   2,818,531    86,458    X                           46,923           39,535
AFLAC INC                     COM             001055102  15,836,052   344,262    X                          141,498          202,764
AIR PRODS & CHEMS INC         COM             009158106     267,064     3,800    X                            3,800                0
ALCOA INC                     COM             013817101   1,674,558    55,800    X                           23,900           31,900
AMGEN INC                     COM             031162100     345,922     5,064    X                                0            5,064
ANHEUSER BUSCH COS INC        COM             035229103   1,597,819    32,476    X                           15,092           17,384
ARCHER DANIELS MIDLAND CO     COM             039483102   2,901,297    90,779    X                           63,969           26,810
ASHLAND INC NEW               COM             044209104     483,015     6,982    X                            6,982                0
BJS WHOLESALE CLUB INC        COM             05548J106   1,365,511    43,893    X                           23,237           20,656
BP PLC                        SPONSORED ADR   055622104     644,227     9,601    X                            1,058            8,543
BT GROUP PLC                  ADR             05577E101   2,796,863    46,700    X                           28,125           18,575
BAKER HUGHES INC              COM             057224107  12,100,520   162,075    X                           91,400           70,675
BRONCO DRILLING CO INC        COM             112211107     778,707    45,300    X                           21,650           23,650
CADBURY SCHWEPPES PLC         ADR             127209302     583,719    13,597    X                            8,374            5,223
CAMPBELL SOUP CO              COM             134429109     264,491     6,801    X                            6,801                0
CARNIVAL CORP                 PAIRED CTF      143658300     907,425    18,500    X                           14,000            4,500
CHUBB CORP                    COM             171232101   2,814,812    53,200    X                           34,750           18,450
CHURCH & DWIGHT INC           COM             171340102     705,900    16,551    X                            2,550           14,001
CLEVELAND CLIFFS INC          COM             185896107   2,790,144    57,600    X                           24,200           33,400
COMCAST CORP NEW              CL A SPL        20030N200     376,920     9,000    X                                0            9,000
COMCAST CORP NEW              CL A            20030N101     444,507    10,501    X                              918            9,583
CONOR MEDSYSTEMS INC          COM             208264101     405,692    12,949    X                                0           12,949
CORNING INC                   COM             219350105     441,556    23,600    X                           20,600            3,000
COVENTRY HEALTH CARE INC      COM             222862104     264,514     5,285    X                            2,686            2,599
DIAGEO P L C                  SPON ADR NEW    25243Q205     285,516     3,600    X                            3,600                0
DU PONT E I DE NEMOURS & CO   COM             263534109     303,171     6,224    X                                0            6,224
EBAY INC                      COM             278642103   2,405,600    80,000    X                           32,700           47,300
ECHOSTAR COMMUNICATIONS NEW   CL A            278762109   1,100,969    28,950    X                           22,600            6,350
EL PASO CORP                  COM             28336L109   2,165,176   141,700    X                           87,700           54,000
ERICSSON L M TEL CO           ADR B SEK 10    294821608   3,450,366    85,766    X                           23,835           61,931
EXXON MOBIL CORP              COM             30231G102   2,733,086    35,666    X                                0           35,666
FEDERAL NATL MTG ASSN         COM             313586109     806,219    13,575    X                            8,350            5,225
FERRO CORP                    COM             315405100   2,652,458   128,200    X                           46,100           82,100
GENERAL ELECTRIC CO           COM             369604103   4,992,428   134,169    X                           37,050           97,119
GLOBALSANTAFE CORP            SHS             G3930E101   2,786,172    47,400    X                           21,600           25,800
GOLDMAN SACHS GROUP INC       COM             38141G104     299,025     1,500    X                            1,500                0
GRANT PRIDECO INC             COM             38821G101   2,664,590    67,000    X                           26,900           40,100
GRUPO TELEVISA SA DE CV       SP ADR REP ORD  40049J206   1,561,178    57,800    X                           39,900           17,900
HSBC HLDGS PLC                SPON ADR NEW    404280406   4,605,413    50,250    X                           27,150           23,100
HARRAHS ENTMT INC             COM             413619107   3,044,096    36,800    X                           14,900           21,900
HESS CORP                     COM             42809H107     282,549     5,700    X                            2,100            3,600
HOUSEVALUES INC               COM             44183Y102      70,212    12,471    X                           12,471                0
INDIA FD INC                  COM             454089103   1,276,020    27,800    X                           15,200           12,600
INTL PAPER CO                 COM             460146103     207,294     6,079    X                            6,000               79
INTERNATIONAL BUSINESS MACHS  COM             459200101   1,439,569    14,818    X                           12,200            2,618
ISHARES INC                   MSCI JAPAN      464286848   7,292,572   513,200    X                          248,150          265,050
ISHARES TR                    RUSSELL 2000    464287655   2,028,780    26,000    X                           11,000           15,000
ITT CORP NEW                  COM             450911102     261,372     4,600    X                            4,600                0
JP MORGAN CHASE & CO          COM             46625H100   3,353,469    69,430    X                           43,660           25,770
KIMCO REALTY CORP             COM             49446R109   2,891,184    64,320    X                                0           64,320
LOCKHEED MARTIN CORP          COM             539830109   4,267,997    46,356    X                           20,100           26,256
MARKEL CORP                   COM             570535104     264,055       550    X                                0              550
MARSH & MCLENNAN COS INC      COM             571748102     766,500    25,000    X                           10,100           14,900
MEDCO HEALTH SOLUTIONS INC    COM             58405U102     248,710     4,654    X                            2,072            2,582
MERCK & CO INC                COM             589331107     657,575    15,082    X                            8,000            7,082
MICROSOFT CORP                COM             594918104     459,844    15,400    X                           14,600              800
MITSUBISHI UFJ FINL GROUP IN  SPONSORED ADR   606822104   1,403,115   112,700    X                           45,200           67,500
MOTOROLA INC                  COM             620076109     994,384    48,365    X                           19,650           28,715
NABORS INDUSTRIES LTD         SHS             G6359F103   1,840,404    61,800    X                           23,800           38,000
NETWORK APPLIANCE INC         COM             64120L104   2,388,224    60,800    X                           25,000           35,800
NEWS CORP                     CL B            65248E203     445,200    20,000    X                           20,000                0
NVIDIA CORP                   COM             67066G104   2,079,962    56,200    X                           24,000           32,200
OIL SVC HOLDRS TR             DEPOSTRY RCPT   678002106   2,765,268    19,800    X                            9,100           10,700
OPSWARE INC                   COM             68383A101   7,179,480   814,000    X                          325,200          488,800
PEPSICO INC                   COM             713448108   1,601,280    25,600    X                           15,900            9,700
PFIZER INC                    COM             717081103     801,476    30,945    X                                0           30,945
PITNEY BOWES INC              COM             724479100     495,757    10,733    X                            9,000            1,733
PROCTER & GAMBLE CO           COM             742718109     452,461     7,040    X                            2,195            4,845
REDWOOD TR INC                COM             758075402     348,480     6,000    X                            6,000                0
ROYAL BK CDA MONTREAL QUE     COM             780087102     344,605     7,232    X                            7,232                0
ROYAL DUTCH SHELL PLC         SPON ADR A      780259206   3,347,588    47,289    X                           15,080           32,209
SCHLUMBERGER LTD              COM             806857108   2,581,223    40,868    X                           18,728           22,140
SPDR TR                       UNIT SER 1      78462F103   2,662,456    18,800    X                            8,600           10,200
STERICYCLE INC                COM             858912108     227,859     3,018    X                            3,018                0
STREETTRACKS SER TR           SPDR HOMEBUILD  86330E745   2,056,450    55,000    X                           26,100           28,900
SUBURBAN PROPANE PARTNERS L   UNIT LTD PARTN  864482104     228,060     6,000    X                                0            6,000
TECHNE CORP                   COM             878377100   2,179,185    39,300    X                            5,500           33,800
TELEFLEX INC                  COM             879369106     419,640     6,500    X                                0            6,500
TELEFONICA S A                SPONSORED ADR   879382208   2,026,294    31,785    X                           20,951           10,834
3M CO                         COM             88579Y101     319,825     4,104    X                                0            4,104
TIME WARNER INC               COM             887317105   2,436,725   111,879    X                           59,950           51,929
TOOTSIE ROLL INDS INC         COM             890516107     772,288    23,617    X                            8,806           14,811
TRANSOCEAN INC                ORD             G90078109     473,773     5,857    X                            2,392            3,465
U S AIRWAYS GROUP INC         COM             90341W108   2,665,575    49,500    X                           20,000           29,500
UNILEVER N V                  N Y SHS NEW     904784709   3,767,830   138,269    X                           51,690           86,579
UST INC                       COM             902911106   2,820,372    48,460    X                           32,200           16,260
UNITED STATES STL CORP NEW    COM             912909108   7,112,865    97,250    X                           52,650           44,600
UNITED TECHNOLOGIES CORP      COM             913017109   1,275,408    20,400    X                           20,200              200
VALERO ENERGY CORP NEW        COM             91913Y100   1,739,440    34,000    X                           16,900           17,100
VERIZON COMMUNICATION         COM             92343V104     303,245     8,143    X                            1,959            6,184
WACHOVIA CORP 2ND NEW         COM             929903102   3,286,015    57,700    X                           24,112           33,588
DISNEY WALT CO                COM DISNEY      254687106   1,462,575    42,678    X                           13,303           29,375
WESTERN DIGITAL CORP          COM             958102105   2,485,890   121,500    X                           49,500           72,000
WYETH                         COM             983024100     329,452     6,470    X                                0            6,470
YAHOO INC                     COM             984332106   3,680,314   144,100    X                           72,550           71,550



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